Matthews Emerging Markets ex China Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 85.1%
	Shares	Value
India: 17.8%
HDFC Bank, Ltd. ADR	6,744	$377,462
Reliance Industries, Ltd.	7,304	260,248
UltraTech Cement, Ltd.	1,974	230,746
Kotak Mahindra Bank, Ltd.	10,717	229,432
Indian Hotels Co., Ltd.	30,018	212,765
Shriram Finance, Ltd.	6,023	170,444
Hindustan Unilever, Ltd.	5,854	158,934
Varun Beverages, Ltd.	8,654	145,122
Infosys, Ltd. ADR	7,555	135,461
ICICI Bank, Ltd. ADR	4,603	121,565
Lupin, Ltd.	6,015	116,604
Total India		2,158,783

Taiwan: 12.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,457	1,286,625
ASPEED Technology, Inc.	2,000	208,102
Total Taiwan		1,494,727

Brazil: 11.2%
Banco BTG Pactual SA	44,800	326,051
PRIO SA	25,200	245,377
NU Holdings, Ltd. Class Aa	18,002	214,764
WEG SA	26,500	202,236
MercadoLibre, Inc.[a]	96	145,148
Armac Locacao Logistica E Servicos SA	54,200	136,324
Vale SA ADR	6,974	85,013
Total Brazil		1,354,913

Mexico: 6.2%
GCC SAB de CV	21,200	252,039
Grupo Financiero Banorte SAB de CV Class O	21,200	224,949
Prologis Property Mexico SA de CV REIT	34,781	152,250
BBB Foods, Inc. Class Aa	5,359	127,437
Total Mexico		756,675

South Korea: 6.1%
Kia Corp.	2,475	205,905
SK Hynix, Inc.	1,191	157,650
LG Chem, Ltd.	444	145,114
KB Financial Group, Inc.	2,276	118,851
Hyundai Motor Co.	633	111,436
Total South Korea		738,956

United States: 5.1%
Freeport-McMoRan, Inc.	5,359	251,980
Globant SAa	1,240	250,356
Applied Materials, Inc.	575	118,582
Total United States		620,918

Vietnam: 4.4%
FPT Corp.	62,820	296,681
Military Commercial Joint Stock Bank	121,080	124,523
HDBank	115,700	113,157
Total Vietnam		534,361

	Shares	Value

United Arab Emirates: 2.5%
Emaar Properties PJSC	78,870	$175,043
Fertiglobe PLC	164,116	125,136
Total United Arab Emirates		300,179

Indonesia: 2.2%
PT Bank Rakyat Indonesia Persero Tbk	716,700	273,481
Total Indonesia		273,481

Poland: 2.2%
Dino Polska SAa,b,c	2,696	262,113
Total Poland		262,113

Kazakhstan: 2.1%
Kaspi.KZ JSC ADR	2,000	257,280
Total Kazakhstan		257,280

Argentina: 2.1%
Despegar.com Corp.[a]	21,125	252,655
Total Argentina		252,655

France: 2.0%
TotalEnergies SE ADR	1,786	122,930
LVMH Moet Hennessy Louis Vuitton SE	135	121,554
Total France		244,484

Philippines: 1.8%
Ayala Corp.	19,030	216,654
Total Philippines		216,654

Chile: 1.7%
Antofagasta PLC	7,920	204,001
Total Chile		204,001

Saudi Arabia: 1.4%
Bupa Arabia for Cooperative Insurance Co.	2,371	166,770
Total Saudi Arabia		166,770

Turkey: 1.2%
BIM Birlesik Magazalar AS	13,977	151,858
Total Turkey		151,858

Peru: 1.2%
Credicorp, Ltd.	852	144,354
Total Peru		144,354

Spain: 1.1%
Banco Bilbao Vizcaya Argentaria SA	11,127	132,670
Total Spain		132,670

South Africa: 0.5%
Anglo American PLC	2,442	60,210
Total South Africa		60,210

TOTAL COMMON EQUITIES		10,326,042
(Cost $8,985,528)
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Matthews Emerging Markets ex China Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 6.4%
	Shares	Value
South Korea: 6.4%
Samsung Electronics Co., Ltd., Pfd.	15,542	$775,801
Total South Korea		775,801

TOTAL PREFERRED EQUITIES		775,801
(Cost $689,426)
SHORT-TERM INVESTMENTS: 8.5%
Money Market Funds: 8.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	1,035,157	1,035,157
(Cost $1,035,157)

Total Investments: 100.0%		12,137,000
(Cost $10,710,111)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		4,104
Net Assets: 100.0%		$12,141,104

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $262,113, which is 2.16% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust

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